Segment Information	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Segment Information
14. Segment Information
ESAB is a world leader in fabrication and gas control technology, providing our partners with advanced equipment, consumables, gas control equipment, robotics, and digital solutions, which enable the everyday and extraordinary work that shapes our world. The Company’s products are utilized to solve challenges in a wide range of industries, including cutting, joining and automated welding.
The Company’s management evaluates the operating results of each of its reportable segments based upon Net sales and segment Adjusted EBITA, which represents operating income excluding the impact of Restructuring and other related charges, acquisition-related intangible asset amortization, and separation costs. The Company’s segment results were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2022	October 1, 2021	September 30, 2022	October 1, 2021
	(In thousands)
Net sales:
Americas	$281,361	$260,005	$844,741	$739,793
EMEA & APAC	338,904	345,963	1,084,612	1,064,107

	$620,265	$605,968	$1,929,353	$1,803,900

Adjusted EBITA (1) :
Americas	$43,200	$38,627	$128,860	$102,665
EMEA & APAC	53,520	54,093	169,769	169,785

	$96,720	$92,720	$298,629	$272,450

(1)	The following is a reconciliation of Operating income to Adjusted EBITA:

	Three Months Ended		Nine Months Ended
	September 30, 2022	October 1, 2021	September 30, 2022	October 1, 2021
	(In thousands)
Operating income	$80,994	$78,664	$250,486	$233,165
Restructuring and other related charges	6,676	4,227	16,629	10,791
Separation costs (1)	1,834	713	8,923	819
Amortization of acquired intangibles (2)	7,216	8,934	22,523	27,130
Other (3)	—	182	68	545

Adjusted EBITA	$96,720	$92,720	$298,629	$272,450

(1)
Includes
non-recurring
professional fees incurred in the planning and execution of the Separation from Enovis within the Selling, general and administrative expense line within the Consolidated and Combined Condensed Statements of Operations.

(2)	Included within the Selling, general and administrative expense line withing the Consolidated and Combined Condensed Statements of Operations.
(3)	Relates to certain items included within the Interest expense (income) and other, net line within the Consolidated and Combined Condensed Statements of Operations.